                   FIRST METLIFE INVESTORS INSURANCE COMPANY
             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                         METLIFE INSURANCE COMPANY USA
                   METLIFE INVESTORS USA SEPARATE ACCOUNT A

                         SUPPLEMENT DATED MAY 1, 2015
                                      TO
                PROSPECTUS DATED MAY 1, 2009 (AS SUPPLEMENTED)

This supplement revises information in the prospectuses dated May 1, 2009 (as supplemented) for the following variable annuity contracts issued by MetLife Insurance Company USA and First MetLife Investors Insurance Company (together with MetLife Insurance Company USA, "we" or "us"): Pioneer PRISM, Pioneer PRISM L and Pioneer PRISM XC. This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 11225 North Community House Road, Charlotte, NC 28277 or call us at (800) 547-3793 to request a free copy. Upon request, financial statements for MetLife Insurance Company USA or First MetLife Investors Insurance Company (depending on the company that issued your contract) your contract will be sent to you without charge.

1. PURCHASE

In the "PURCHASE" section, under "Investment Allocation Restrictions for Certain Riders," replace the bullet item under option (A) and the sentence below it with the following:

    o 100% of your purchase payments or account value among the AB Global Dynamic Allocation Portfolio, Allianz Global Investors Dynamic Multi-Asset Plus Portfolio, AQR Global Risk Balanced Portfolio, BlackRock Global Tactical Strategies Portfolio, BlackRock Money Market Portfolio, Invesco Balanced-Risk Allocation Portfolio, JPMorgan Global Active Allocation Portfolio, MetLife Asset Allocation 60 Portfolio, MetLife Balanced Plus Portfolio, MetLife Multi-Index Targeted Risk Portfolio, PanAgora Global Diversified Risk Portfolio, Pyramis(R) Managed Risk Portfolio, Schroders Global Multi-Asset Portfolio, and/or, where otherwise available, the Fixed Account (you may also allocate purchase payments to the EDCA program, provided that your destination portfolios are one or more of the above listed investment portfolios; you may not allocate purchase payments to the Dollar Cost Averaging program).

   For contracts issued based on applications and necessary information received at our Annuity Service Center in good order before the close of the New York Stock Exchange on May 1, 2009, the MetLife Asset Allocation 80 Portfolio is also available under option (A).

                                                               SUPP-USAPRISM515
                                                                SUPP-NYPRISM515

In the "PURCHASE" section, under "Investment Allocation Restrictions for Certain Riders," replace the lists of investment options in each Platform with the following:

   Platform 1
   ----------

   Fixed Account (where otherwise available)
   BlackRock Money Market Portfolio
   Met/Franklin Low Duration Total Return Portfolio
   PIMCO Inflation Protected Bond Portfolio
   PIMCO Total Return Portfolio
   Pyramis(R) Government Income Portfolio

   Platform 2
   ----------

   AB Global Dynamic Allocation Portfolio
   Allianz Global Investors Dynamic Multi-Asset Plus Portfolio
   AQR Global Risk Balanced Portfolio
   BlackRock Capital Appreciation Portfolio
   BlackRock Global Tactical Strategies Portfolio
   BlackRock High Yield Portfolio
   ClearBridge Variable Aggressive Growth Portfolio
   ClearBridge Variable Dividend Strategy Portfolio
   Invesco Balanced-Risk Allocation Portfolio
   Invesco Comstock Portfolio
   Jennison Growth Portfolio
   JPMorgan Global Active Allocation Portfolio
   MetLife Asset Allocation 60 Portfolio
   MetLife Asset Allocation 80 Portfolio
   MetLife Balanced Plus Portfolio
   MetLife Multi-Index Targeted Risk Portfolio
   MFS(R) Research International Portfolio
   MFS(R) Total Return Portfolio
   MFS(R) Value Portfolio
   Oppenheimer Global Equity Portfolio
   PanAgora Global Diversified Risk Portfolio
   Pioneer Fund Portfolio
   Pioneer Strategic Income Portfolio
   Pyramis(R) Managed Risk Portfolio
   Schroders Global Multi-Asset Portfolio

   Platform 3
   ----------

   Invesco Mid Cap Value Portfolio
   Morgan Stanley Mid Cap Growth Portfolio
   Pioneer Mid Cap Value VCT Portfolio

   Platform 4
   ----------

   JPMorgan Small Cap Value Portfolio
   Loomis Sayles Small Cap Core Portfolio
   Neuberger Berman Genesis Portfolio

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   MFS(R) Emerging Markets Equity Portfolio
   Pioneer Real Estate Shares VCT Portfolio

2. INVESTMENT OPTIONS

Replace the list of Investment Portfolios and Investment Portfolio investment adviser information in the "INVESTMENT OPTIONS" section of the prospectus with the following:

   LEGG MASON PARTNERS VARIABLE EQUITY TRUST (CLASS II)

   Legg Mason Partners Variable Equity Trust is a mutual fund with multiple portfolios.
   Legg Mason Partners Fund Advisor, LLC is the investment adviser to each portfolio.
   Legg Mason Partners Fund Advisor, LLC has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following Class II portfolios are available under the contract:

       ClearBridge Variable Aggressive Growth Portfolio
       ClearBridge Variable Dividend Strategy Portfolio (formerly ClearBridge
         Variable Equity Income Portfolio)

   MET INVESTORS SERIES TRUST (CLASS B OR, AS NOTED, CLASS E)

   Met Investors Series Trust is a mutual fund with multiple portfolios. Our affiliate, MetLife Advisers, LLC (MetLife Advisers), is the investment manager of Met Investors Series Trust. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following Class B or, as noted, Class E portfolios are available under the contract:

       AB Global Dynamic Allocation Portfolio (formerly AllianceBernstein Global Dynamic Allocation Portfolio)
       Allianz Global Investors Dynamic Multi-Asset Plus Portfolio
       AQR Global Risk Balanced Portfolio
       BlackRock Global Tactical Strategies Portfolio
       BlackRock High Yield Portfolio
       Invesco Balanced-Risk Allocation Portfolio
       Invesco Comstock Portfolio
       Invesco Mid Cap Value Portfolio
       JPMorgan Global Active Allocation Portfolio
       JPMorgan Small Cap Value Portfolio
       Met/Franklin Low Duration Total Return Portfolio
       MetLife Balanced Plus Portfolio
       MetLife Multi-Index Targeted Risk Portfolio
       MFS(R) Emerging Markets Equity Portfolio
       MFS(R) Research International Portfolio

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       Morgan Stanley Mid Cap Growth Portfolio
       Oppenheimer Global Equity Portfolio
       PanAgora Global Diversified Risk Portfolio
       PIMCO Inflation Protected Bond Portfolio
       PIMCO Total Return Portfolio
       Pioneer Fund Portfolio
       Pioneer Strategic Income Portfolio (Class E)
       Pyramis(R) Government Income Portfolio
       Pyramis(R) Managed Risk Portfolio
       Schroders Global Multi-Asset Portfolio

   METROPOLITAN SERIES FUND (CLASS B, OR AS NOTED, CLASS A OR CLASS E)

   Metropolitan Series Fund is a mutual fund with multiple portfolios. Our affiliate, MetLife Advisers, LLC, is the investment adviser to the portfolios. MetLife Advisers, LLC has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following Class B or, as noted, Class A or Class E portfolios are available under the contract:

       BlackRock Capital Appreciation Portfolio (Class E)
       BlackRock Money Market Portfolio (Class A)
       Jennison Growth Portfolio
       Loomis Sayles Small Cap Core Portfolio
       MFS(R) Total Return Portfolio
       MFS(R) Value Portfolio
       Neuberger Berman Genesis Portfolio

   PIONEER VARIABLE CONTRACTS TRUST (CLASS II)

   Pioneer Variable Contracts Trust is a mutual fund with multiple portfolios. Pioneer Investment Management, Inc. is the investment adviser to each portfolio. Pioneer Investment Management, Inc. has engaged subadvisers to provide advice for some of the individual portfolios. (See Appendix B for the names of the subadvisers.) The following Class II portfolios are available under the contract:

       Pioneer Mid Cap Value VCT Portfolio
       Pioneer Real Estate Shares VCT Portfolio

   METROPOLITAN SERIES FUND-ASSET ALLOCATION PORTFOLIOS (CLASS B)

   In addition to the portfolios listed above under Metropolitan Series Fund, the following Class B portfolios are available under the contract:

       MetLife Asset Allocation 60 Portfolio
       MetLife Asset Allocation 80 Portfolio

3. LIVING BENEFITS

In the "LIVING BENEFITS" section, add the following after the second paragraphs under "Description of the Lifetime Withdrawal Guarantee II-Managing Your Withdrawals":

   IF YOU TAKE AN EXCESS WITHDRAWAL IN A CONTRACT YEAR, YOU MAY BE ABLE TO REDUCE THE IMPACT OF THE EXCESS WITHDRAWAL ON YOUR TOTAL GUARANTEED WITHDRAWAL AMOUNT, ANNUAL BENEFIT PAYMENT, AND REMAINING GUARANTEED WITHDRAWAL AMOUNT BY MAKING TWO SEPARATE WITHDRAWALS (ON DIFFERENT DAYS) INSTEAD OF A SINGLE WITHDRAWAL. The first withdrawal should be equal to your Annual Benefit Payment (or remaining Annual Benefit Payment if withdrawals have already occurred in the Contract Year); this withdrawal will not reduce your Total Guaranteed Withdrawal Amount (and Annual Benefit Payment) and it will reduce your Remaining Guaranteed Withdrawal Amount dollar-for-dollar by the amount of the withdrawal. The second withdrawal (on a subsequent day) should be for the amount in excess of the Annual Benefit Payment (or remaining Annual Benefit Payment); this withdrawal will reduce your Total Guaranteed Withdrawal Amount, Annual Benefit Payment, and Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value.

       Example:
       -------

       Assume your Annual Benefit Payment is $5,000 and that you withdrew $10,000 during year two in two separate withdrawals of $5,000 and $5,000. Since the first withdrawal of $5,000 did not exceed the Annual Benefit Payment of $5,000, there would be no proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount at the time of that withdrawal. The second withdrawal ($5,000), however, results in cumulative withdrawals of $10,000 during year two and causes a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction would be equal to the entire amount of the second withdrawal ($5,000) divided by the Account Value before that withdrawal.

4. OTHER INFORMATION

In the "OTHER INFORMATION" section, add the following new subsections:

   GOOD ORDER. A request or transaction generally is considered in Good Order if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet as described above) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Investment Portfolios affected by the requested transaction; the signatures of all contract Owners (exactly as indicated on the contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner's consents. With respect to Purchase Payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your registered representative before submitting the form or request.

   CYBERSECURITY. Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Investment Portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners' requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.

   We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on us and the Separate Account, as well as individual Owners and their contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.

   Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Investment Portfolios; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage this risk at all times.

4. INVESTMENT PORTFOLIO EXPENSES TABLE

Replace the Investment Portfolio Expenses Table in the prospectus with the Investment Portfolio Expenses Table attached to this prospectus supplement.

5. APPENDIX B

Replace Appendix B with the Appendix B attached to this prospectus supplement.

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

                                                      Telephone: (800) 547-3793

INVESTMENT OPTION FEES AND EXPENSES
(as a percentage of average daily net assets)

                                                           DISTRIBUTION
                                                              AND/OR             ACQUIRED   TOTAL                  NET TOTAL
                                                             SERVICE               FUND    ANNUAL     FEE WAIVER    ANNUAL
                                                MANAGEMENT   (12B-1)     OTHER   FEES AND OPERATING AND/OR EXPENSE OPERATING
INVESTMENT OPTION                                  FEE         FEES     EXPENSES EXPENSES EXPENSES  REIMBURSEMENT  EXPENSES
-----------------                               ---------- ------------ -------- -------- --------- -------------- ---------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
ClearBridge Variable Aggressive Growth
  Portfolio                                        0.75%       0.25%      0.05%    0.00%    1.05%        0.00%       1.05%
ClearBridge Variable Dividend Strategy
  Portfolio                                        0.75%       0.25%      0.06%    0.00%    1.06%        0.00%       1.06%
MET INVESTORS SERIES TRUST
AB Global Dynamic Allocation Portfolio             0.61%       0.25%      0.04%    0.02%    0.92%        0.02%       0.90%
Allianz Global Investors Dynamic Multi-Asset
  Plus Portfolio                                   0.68%       0.25%      1.36%    0.01%    2.30%        1.09%       1.21%
AQR Global Risk Balanced Portfolio                 0.61%       0.25%      0.03%    0.02%    0.91%        0.02%       0.89%
BlackRock Global Tactical Strategies Portfolio     0.66%       0.25%      0.01%    0.11%    1.03%        0.03%       1.00%
BlackRock High Yield Portfolio                     0.60%       0.25%      0.08%    0.08%    1.01%          --        1.01%
Invesco Balanced-Risk Allocation Portfolio         0.64%       0.25%      0.05%    0.03%    0.97%        0.03%       0.94%
Invesco Comstock Portfolio                         0.56%       0.25%      0.02%    0.00%    0.83%        0.02%       0.81%
Invesco Mid Cap Value Portfolio                    0.64%       0.25%      0.05%    0.04%    0.98%        0.02%       0.96%
JPMorgan Global Active Allocation Portfolio        0.73%       0.25%      0.07%    0.00%    1.05%        0.05%       1.00%
JPMorgan Small Cap Value Portfolio                 0.77%       0.25%      0.05%    0.02%    1.09%        0.09%       1.00%
Met/Franklin Low Duration Total Return
  Portfolio                                        0.49%       0.25%      0.04%    0.00%    0.78%        0.02%       0.76%
MetLife Balanced Plus Portfolio                    0.25%       0.25%      0.00%    0.42%    0.92%        0.00%       0.92%
MetLife Multi-Index Targeted Risk Portfolio        0.18%       0.25%      0.03%    0.22%    0.68%          --        0.68%
MFS(R) Emerging Markets Equity Portfolio           0.86%       0.25%      0.15%    0.00%    1.26%        0.02%       1.24%
MFS(R) Research International Portfolio            0.69%       0.25%      0.07%    0.00%    1.01%        0.06%       0.95%
Morgan Stanley Mid Cap Growth Portfolio            0.64%       0.25%      0.05%    0.00%    0.94%        0.01%       0.93%
Oppenheimer Global Equity Portfolio                0.66%       0.25%      0.08%    0.00%    0.99%        0.06%       0.93%
PanAgora Global Diversified Risk Portfolio         0.65%       0.25%      1.92%    0.02%    2.84%        1.52%       1.32%

                                                         DISTRIBUTION
                                                            AND/OR             ACQUIRED   TOTAL                  NET TOTAL
                                                           SERVICE               FUND    ANNUAL     FEE WAIVER    ANNUAL
                                              MANAGEMENT   (12B-1)     OTHER   FEES AND OPERATING AND/OR EXPENSE OPERATING
INVESTMENT OPTION                                FEE         FEES     EXPENSES EXPENSES EXPENSES  REIMBURSEMENT  EXPENSES
-----------------                             ---------- ------------ -------- -------- --------- -------------- ---------
PIMCO Inflation Protected Bond Portfolio         0.47%       0.25%      0.09%    0.00%    0.81%        0.01%       0.80%
PIMCO Total Return Portfolio                     0.48%       0.25%      0.03%    0.00%    0.76%        0.04%       0.72%
Pioneer Fund Portfolio                           0.67%       0.25%      0.05%    0.00%    0.97%        0.05%       0.92%
Pioneer Strategic Income Portfolio               0.56%       0.15%      0.06%    0.00%    0.77%          --        0.77%
Pyramis(R) Government Income Portfolio           0.42%       0.25%      0.04%    0.00%    0.71%          --        0.71%
Pyramis(R) Managed Risk Portfolio                0.45%       0.25%      0.08%    0.56%    1.34%        0.12%       1.22%
Schroders Global Multi-Asset Portfolio           0.64%       0.25%      0.10%    0.04%    1.03%          --        1.03%
METROPOLITAN SERIES FUND
BlackRock Capital Appreciation Portfolio         0.69%       0.15%      0.02%    0.00%    0.86%        0.06%       0.80%
BlackRock Money Market Portfolio                 0.34%       0.00%      0.03%    0.00%    0.37%        0.02%       0.35%
Jennison Growth Portfolio                        0.59%       0.25%      0.03%    0.00%    0.87%        0.08%       0.79%
Loomis Sayles Small Cap Core Portfolio           0.90%       0.25%      0.06%    0.07%    1.28%        0.08%       1.20%
MFS(R) Total Return Portfolio                    0.55%       0.25%      0.05%    0.00%    0.85%          --        0.85%
MFS(R) Value Portfolio                           0.70%       0.25%      0.02%    0.00%    0.97%        0.14%       0.83%
Neuberger Berman Genesis Portfolio               0.80%       0.25%      0.03%    0.00%    1.08%        0.00%       1.08%
PIONEER VARIABLE CONTRACTS TRUST
Pioneer Mid Cap Value VCT Portfolio              0.65%       0.25%      0.06%    0.00%    0.96%          --        0.96%
Pioneer Real Estate Shares VCT Portfolio         0.80%       0.25%      0.21%    0.00%    1.26%          --        1.26%
METROPOLITAN SERIES FUND -- ASSET ALLOCATION
  PORTFOLIOS
MetLife Asset Allocation 60 Portfolio            0.05%       0.25%      0.00%    0.60%    0.90%          --        0.90%
MetLife Asset Allocation 80 Portfolio            0.05%       0.25%      0.01%    0.65%    0.96%          --        0.96%

The information shown in the table above was provided by the Funding Option and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Funding

Option's 2015 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Funding Option, but that the expenses of the Funding Option are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Funding Option's board of directors or trustees, are not shown.

Certain Funding Option that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Funding Option invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS

Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE              INVESTMENT ADVISER/SUBADVISER
--------------------                   -------------------------------------  ------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY
  TRUST -- CLASS II

ClearBridge Variable Aggressive        Seeks capital appreciation.            Legg Mason Partners Fund Advisor,
  Growth Portfolio                                                            LLC Subadviser: ClearBridge
                                                                              Investments, LLC

ClearBridge Variable Dividend          Seeks dividend income, growth of       Legg Mason Partners Fund Advisor,
  Strategy Portfolio (formerly         dividend income and long-term capital  LLC Subadviser: ClearBridge
  ClearBridge Variable Equity Income   appreciation.                          Investments, LLC
  Portfolio)

MET INVESTORS SERIES TRUST

AB Global Dynamic Allocation           Seeks capital appreciation and         MetLife Advisers, LLC Subadviser:
  Portfolio (formerly                  current income.                        AllianceBernstein L.P.
  AllianceBernstein Global Dynamic
  Allocation Portfolio) -- Class B

Allianz Global Investors Dynamic       Seeks total return.                    MetLife Advisers, LLC Subadviser:
  Multi-Asset Plus Portfolio --                                               Allianz Global Investors U.S. LLC
  Class B

AQR Global Risk Balanced Portfolio --  Seeks total return.                    MetLife Advisers, LLC Subadviser:
  Class B                                                                     AQR Capital Management, LLC

BlackRock Global Tactical Strategies   Seeks capital appreciation and         MetLife Advisers, LLC Subadviser:
  Portfolio -- Class B                 current income.                        BlackRock Financial Management, Inc.

BlackRock High Yield Portfolio --      Seeks to maximize total return,        MetLife Advisers, LLC Subadviser:
  Class B                              consistent with income generation and  BlackRock Financial Management, Inc.
                                       prudent investment management.

Invesco Balanced-Risk Allocation       Seeks total return.                    MetLife Advisers, LLC Subadviser:
  Portfolio -- Class B                                                        Invesco Advisers, Inc.

Invesco Comstock Portfolio -- Class B  Seeks capital growth and income.       MetLife Advisers, LLC Subadviser:
                                                                              Invesco Advisers, Inc.

Invesco Mid Cap Value Portfolio --     Seeks high total return by investing   MetLife Advisers, LLC Subadviser:
  Class B                              in equity securities of mid-sized      Invesco Advisers, Inc.
                                       companies.

JPMorgan Global Active Allocation      Seeks capital appreciation and         MetLife Advisers, LLC Subadviser:
  Portfolio -- Class B                 current income.                        J.P. Morgan Investment Management
                                                                              Inc.

JPMorgan Small Cap Value Portfolio --  Seeks long-term capital growth.        MetLife Advisers, LLC Subadviser:
  Class B                                                                     J.P. Morgan Investment Management
                                                                              Inc.

Met/Franklin Low Duration Total        Seeks a high level of current income,  MetLife Advisers, LLC Subadviser:
  Return Portfolio -- Class B          while seeking preservation of          Franklin Advisers, Inc.
                                       shareholders' capital.

MetLife Balanced Plus Portfolio --     Seeks a balance between a high level   MetLife Advisers, LLC Subadviser:
  Class B                              of current income and growth of        Overlay Portion: Pacific Investment
                                       capital, with a greater emphasis on    Management Company LLC
                                       growth of capital.

INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE              INVESTMENT ADVISER/SUBADVISER
--------------------                   -------------------------------------- -----------------------------------

MetLife Multi-Index Targeted Risk      Seeks a balance between growth of      MetLife Advisers, LLC Subadviser:
  Portfolio -- Class B                 capital and current income, with a     Overlay Portion: MetLife Investment
                                       greater emphasis on growth of capital. Management, LLC

MFS(R) Emerging Markets Equity         Seeks capital appreciation.            MetLife Advisers, LLC Subadviser:
  Portfolio -- Class B                                                        Massachusetts Financial Services
                                                                              Company

MFS(R) Research International          Seeks capital appreciation.            MetLife Advisers, LLC Subadviser:
  Portfolio -- Class B                                                        Massachusetts Financial Services
                                                                              Company

Morgan Stanley Mid Cap Growth          Seeks capital appreciation.            MetLife Advisers, LLC Subadviser:
  Portfolio -- Class B                                                        Morgan Stanley Investment
                                                                              Management Inc.

Oppenheimer Global Equity Portfolio    Seeks capital appreciation.            MetLife Advisers, LLC Subadviser:
  -- Class B                                                                  OppenheimerFunds, Inc.

PanAgora Global Diversified Risk       Seeks total return.                    MetLife Advisers, LLC Subadviser:
  Portfolio -- Class B                                                        PanAgora Asset Management, Inc.

PIMCO Inflation Protected Bond         Seeks maximum real return, consistent  MetLife Advisers, LLC Subadviser:
  Portfolio -- Class B                 with preservation of capital and       Pacific Investment Management
                                       prudent investment management.         Company LLC

PIMCO Total Return Portfolio --        Seeks maximum total return,            MetLife Advisers, LLC Subadviser:
  Class B                              consistent with the preservation of    Pacific Investment Management
                                       capital and prudent investment         Company LLC
                                       management.

Pioneer Fund Portfolio -- Class B      Seeks reasonable income and capital    MetLife Advisers, LLC Subadviser:
                                       growth.                                Pioneer Investment Management, Inc.

Pioneer Strategic Income Portfolio --  Seeks a high level of current income.  MetLife Advisers, LLC Subadviser:
  Class E                                                                     Pioneer Investment Management, Inc.

Pyramis(R) Government Income           Seeks a high level of current income,  MetLife Advisers, LLC Subadviser:
  Portfolio -- Class B                 consistent with preservation of        Pyramis Global Advisors, LLC
                                       principal.

Pyramis(R) Managed Risk Portfolio --   Seeks total return.                    MetLife Advisers, LLC Subadviser:
  Class B                                                                     Pyramis Global Advisors, LLC

Schroders Global Multi-Asset           Seeks capital appreciation and         MetLife Advisers, LLC Subadviser:
  Portfolio -- Class B                 current income.                        Schroder Investment Management
                                                                              North America Inc. and Schroder
                                                                              Investment Management North
                                                                              America Limited

INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE              INVESTMENT ADVISER/SUBADVISER
--------------------                   -------------------------------------  -----------------------------------

METROPOLITAN SERIES FUND

BlackRock Capital Appreciation         Seeks long-term growth of capital.     MetLife Advisers, LLC Subadviser:
  Portfolio -- Class E                                                        BlackRock Advisors, LLC

BlackRock Money Market Portfolio --    Seeks a high level of current income   MetLife Advisers, LLC Subadviser:
  Class A                              consistent with preservation of        BlackRock Advisors, LLC
                                       capital.

Jennison Growth Portfolio -- Class B   Seeks long-term growth of capital.     MetLife Advisers, LLC Subadviser:
                                                                              Jennison Associates LLC

Loomis Sayles Small Cap Core           Seeks long-term capital growth from    MetLife Advisers, LLC Subadviser:
  Portfolio -- Class B                 investments in common stocks or other  Loomis, Sayles & Company, L.P.
                                       equity securities.

MFS(R) Total Return Portfolio --       Seeks a favorable total return         MetLife Advisers, LLC Subadviser:
  Class B                              through investment in a diversified    Massachusetts Financial Services
                                       portfolio.                             Company

MFS(R) Value Portfolio -- Class B      Seeks capital appreciation.            MetLife Advisers, LLC Subadviser:
                                                                              Massachusetts Financial Services
                                                                              Company

Neuberger Berman Genesis Portfolio --  Seeks high total return, consisting    MetLife Advisers, LLC Subadviser:
  Class B                              principally of capital appreciation.   Neuberger Berman Management LLC

PIONEER VARIABLE CONTRACTS TRUST --
  CLASS II

Pioneer Mid Cap Value VCT Portfolio    Seeks capital appreciation by          Pioneer Investment Management, Inc.
                                       investing in a diversified portfolio
                                       of securities consisting primarily of
                                       common stocks.

Pioneer Real Estate Shares VCT         Seeks long-term growth of capital.     Pioneer Investment Management, Inc.
  Portfolio                            Current income is a secondary          Subadviser: AEW Capital
                                       objective.                             Management, L.P.

METROPOLITAN SERIES FUND -- ASSET
  ALLOCATION PORTFOLIOS

MetLife Asset Allocation 60 Portfolio  Seeks a balance between a high level   MetLife Advisers, LLC
  -- Class B                           of current income and growth of
                                       capital, with a greater emphasis on
                                       growth of capital.

MetLife Asset Allocation 80 Portfolio  Seeks growth of capital.               MetLife Advisers, LLC
  -- Class B